RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 9 – RELATED PARTY TRANSACTIONS At December 31, 2012 and 2011, accounts payable includes $2,000 and $15,542 respectively due to officers and directors of the Company.